Employee Benefits (Details)	6 Months Ended
	Jun. 30, 2021 CHF (SFr) shares	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 CHF (SFr) shares	Jun. 30, 2020 USD ($) shares
Disclosure of employee benefits [text block] [Abstract]
Share based compensation expense	SFr 810,252
Stock options	159,487		SFr 167,908
Swiss short-time work scheme	63,208
Share based payments total	1,044,912
Share based compensation expense	969,739		SFr 167,908
Employees shares issued	92,566
Service expense	4,597
Deduction amount	SFr 21,990
Granted options (in Shares) | shares	137,236	137,236	433,030	433,030
Employee benefits incentive plan (in Dollars) | $		$ 3.51		$ 0.83